Intangible Assets, Net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Intangible Assets, Net [Abstract]
Amortization expenses	$ 18,000	$ 7,000	$ 18,000	$ 7,000
Recognized disposal loss		$ 12,000,000